Consolidated Statement of Profit or Loss and Other Comprehensive Income $ in Thousands	12 Months Ended
	Jan. 31, 2020 NZD ($)	Jan. 31, 2020 $ / shares	Jan. 31, 2019 NZD ($)	Jan. 31, 2019 $ / shares	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 $ / shares
Profit or loss [abstract]
Revenue	$ 90,065		$ 111,920		$ 131,388
Cost of goods sold	(56,247)		(74,480)		(87,459)
Gross profit	33,818		37,440		43,929
Brand management	(35,555)		(49,256)		(53,653)
Administrative expenses	(11,837)		(3,432)		(4,131)
Corporate expenses	(12,772)		(14,145)		(12,851)
Finance expense	(5,213)		(4,041)		(8,791)
Brand transition, restructure and transaction expenses	(14,593)		(10,075)		(3,272)
Impairment expense	(8,904)		(8,173)		(1,914)
Other foreign currency gains	615		1,963		757
Interest income	12
Gain on sale of intangible assets	906
Fair value gain/(loss) on Convertible Notes derivative			(775)		2,393
Loss before income tax	(53,523)		(50,494)		(37,533)
Income tax (expense)/benefit	(782)		1,274		(60)
Loss for the period	(54,305)		(49,220)		(37,593)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	2,131		(7)		148
Other comprehensive income/(loss) for the period, net of tax	2,131		(7)		148
Total comprehensive income/(loss) for the period	(52,174)		(49,227)		(37,445)
Total comprehensive income/(loss) attributable to:
Owners of Naked Brand Group Limited	$ (52,174)		$ (49,227)		$ (37,445)
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Basic loss per share (NZ$) | $ / shares		$ (34.74)		$ (200.77)		$ (179.03)
Diluted loss per share (NZ$) | $ / shares		$ (34.74)		$ (200.77)		$ (179.03)